Lease Arrangements	12 Months Ended
Dec. 31, 2014
Lease Arrangements [Abstract]
Lease Arrangements

13.Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to eleven years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2014 or 2013.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2014 (in thousands):

2015	$22,535
2016	17,391
2017	12,330
2018	7,628
2019	4,096
Thereafter	9,375
Total minimum rental payments	$73,355

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2014	2013	2012
Total rental expense	$39,606	$38,992	$39,997
Less sublease rentals	-	-	(103)
Net rental expense	$39,606	$38,992	$39,894